Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Share-based Compensation [Abstract]
Stock price volatility	34.00%	31.00%	40.00%
Risk-free interest rate	1.88%	2.12%	2.13%
Expected life (in years)	4.97	4.84	5.01
Dividend rate	0.00%	0.00%	0.00%
Forfeiture rate	6.10%	7.00%	7.70%